SCHEDULE OF OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Consideration payable to WeBank, current (Note 9)		¥ 29,539	¥ 29,302
Tax payables		71,312	72,991
Accrued service fee for IT and other professional support		39,137	54,224
Deposits		26,032	30,155
Accrued advertising expenses		15,356	23,708
Accrued service fee for transaction support		22,321	26,940
Accrued salaries and benefits		14,640	16,991
Interest payable		1,817	1,204
Deferred revenue		39,267	26,728
Others		19,405	24,148
Other payables and accruals	$ 38,923	¥ 278,826	¥ 306,391